Goodwill - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2026	Sep. 30, 2026
Goodwill [Line Items]
Goodwill impairment			$ 203,323
Merchant Solutions [Member]
Goodwill [Line Items]
Goodwill impairment		$ 144,583	144,583 [1]
Digital Wallet Segments [Member]
Goodwill [Line Items]
Goodwill impairment	[2]		$ 58,740

[1]	Accumulated impairment loss was $1,303,728 as of September 30, 2026 and $1,159,145 as of December 31, 2025 within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $781,782 as of September 30, 2026 and $723,042 as of December 31, 2025 within the Digital Wallets segment.